Note 2 - Significant Accounting Policies: Development Stage Company Classification (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Development Stage Company Classification

Development Stage Company Classification

The Company is considered to be in the development stage as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915. This standard requires companies to report their operations, shareholders equity and cash flows from inception through the reporting date. The Company will continue to be reported as a development stage entity until, among other factors, revenues are generated from management’s intended operations. Management has provided financial data since inception (August 6, 2007).